INVENTORIES - Ore in Stockpiles and on Leach Pads (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Ore in Stockpiles	$ 2,257	$ 2,227
Ore on Leach pads	405	405
Gold[member]
Disclosure of operating segments [line items]
Ore in Stockpiles	2,106	2,125
Ore on Leach pads	405	405
Gold[member] | Barrick Nevada
Disclosure of operating segments [line items]
Ore in Stockpiles	1,083	1,040
Ore on Leach pads	81	105
Gold[member] | Pueblo Viejo
Disclosure of operating segments [line items]
Ore in Stockpiles	603	538
Gold[member] | Porgera
Disclosure of operating segments [line items]
Ore in Stockpiles	37	55
Gold[member] | Kalgoorlie
Disclosure of operating segments [line items]
Ore in Stockpiles	125	138
Gold[member] | Lagunas Norte
Disclosure of operating segments [line items]
Ore in Stockpiles	49	147
Ore on Leach pads	168	143
Gold[member] | Buzwagi
Disclosure of operating segments [line items]
Ore in Stockpiles	83	109
Gold[member] | North Mara
Disclosure of operating segments [line items]
Ore in Stockpiles	70	47
Gold[member] | Veladero
Disclosure of operating segments [line items]
Ore in Stockpiles	39	22
Ore on Leach pads	138	145
Gold[member] | Turquoise Ridge
Disclosure of operating segments [line items]
Ore in Stockpiles	13	26
Gold[member] | Other
Disclosure of operating segments [line items]
Ore in Stockpiles	4	3
Gold[member] | Pierina
Disclosure of operating segments [line items]
Ore on Leach pads	18	12
Copper
Disclosure of operating segments [line items]
Ore in Stockpiles	151	102
Ore on Leach pads	0	0
Copper | Lumwana
Disclosure of operating segments [line items]
Ore in Stockpiles	$ 151	$ 102